Summary of Significant Accounting Policies - Summary of common stock equivalents outstanding were excluded from computation of diluted net loss per share (Details) - shares	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock warrants	18,410,000	0
Earnout Shares	3,510,405	0
Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested RSUs	660,448	0